SUPPLEMENT DATED FEBRUARY 3, 2005 TO THE
                                     VARIABLE CONTRACT PROSPECTUSES LISTED BELOW

The following information supplements your variable annuity or variable life insurance contract prospectus. Please retain this supplement and keep it with your contract prospectus.

On January 31, 2005, CITIGROUP, INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o    The Travelers Insurance Company ("TIC")
     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close during the third quarter of 2005. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets to Citigroup, Inc. The Travelers Insurance Company filed a current report of financial information on Form 8-K on February 2, 2005 with additional information about the transaction. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

SUPPLEMENT TO THE FOLLOWING VARIABLE CONTRACT PROSPECTUSES DATED MAY 3, 2004:
TRAVELERS LIFE & ANNUITY ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY
TRAVELERS PREMIER ADVISORS - ASSET MANAGER ANNUITY
GOLD TRACK ANNUITY
GOLD TRACK SELECT ANNUITY
TRAVELERS INDEX ANNUITY
TRAVELERS MARQUIS PORTFOLIOS ANNUITY
TRAVELERS PROTECTED EQUITY PORTFOLIO ANNUITY
PIONEER ANNUISTAR ANNUITY
PIONEER ANNUISTAR FLEX ANNUITY
PIONEER ANNUISTAR PLUS ANNUITY
PIONEER ANNUISTAR VALUE ANNUITY
PORTFOLIO ARCHITECT ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY
TRAVELERS PORTFOLIO ARCHITECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT 3 ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT II ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT SELECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
TRAVELERS PREMIER ADVISERS ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS II ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY
SCUDDER ADVOCATE ADVISOR ANNUITY
SCUDDER ADVOCATE REWARDS ANNUITY
SCUDDER ADVOCATE ADVISOR ST-1 ANNUITY
TRAVELERS RETIREMENT ACCOUNT ANNUITY
UNIVERSAL ANNUITY
TRAVELERS VINTAGE ANNUITY
TRAVELERS VINTAGE 3 ANNUITY
VINTAGE ACCESS ANNUITY
TRAVELERS VINTAGE II ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE II (SERIES II) ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE L ANNUITY
TRAVELERS VINTAGE XTRA ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY
TRAVELERS VARIABLE LIFE ACCUMULATOR
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 2)
TRAVELERS CORPORATE BENEFIT LIFE
INVEST
MARKETLIFE
TRAVELERS PORTFOLIO ARCHITECT LIFE
TRAVELERS VARIABLE LIFE
VINTAGELIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE II
THE TRAVELERS GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL AGGRESSIVE STOCK ACCOUNT VARIABLE ANNUITIES
TACTICAL GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

SUPPLEMENT TO THE FOLLOWING VARIABLE CONTRACT PROSPECTUS DATED MAY 17, 2004:
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 3)

SUPPLEMENT TO THE FOLLOWING VARIABLE CONTRACT PROSPECTUSES DATED
  OCTOBER 29, 2004:
UNIVERSAL ANNUITY ADVANTAGE
UNIVERSAL SELECT ANNUITY

SUPPLEMENT TO THE FOLLOWING CONTRACT PROSPECTUSES DATED JANUARY 11, 2005:
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000
TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV TRAVELERS LIFE & ANNUITY CORPORATE SELECT


February 2005                                                            L-24485